Risk Lose Money [Member] Investment Strategy - S000062425 [Member]	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an exchange-traded fund (ETF) that seeks to track the performance of the Index. The Fund invests at least 80% of its assets in securities within the Index. For purposes of this policy, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in bonds and other debt instruments issued by or on behalf of state or local governmental units whose interest is exempt from U.S. federal income tax. In addition, the Fund may invest in cash, cash equivalents and money market instruments, such as money market funds (including money market funds advised by Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager)), that the Investment Manager believes will help the Fund track the performance of the Index.
The Index is owned and calculated by Bloomberg Index Services Limited (Bloomberg or the Index Provider), which is not affiliated with the Fund or Columbia Management. The Index was developed by Columbia Management working with the Index Provider.
Beta Advantage® Multi-Sector Approach to U.S. Municipal Debt Market Investing. The Index reflects a rules-based, multi-sector strategic beta approach to measuring the performance of the U.S tax-exempt bond market, which is composed of bonds issued by or on behalf of state or local governments whose interest is exempt from regular federal income tax (but may be subject to the alternative minimum tax), through representation of five segments of the municipal (or muni) debt market (muni core revenue debt, muni health care-related debt, muni high quality revenue debt, muni general obligation (GO) debt, and muni high yield debt (also known as “junk bonds”) segments) in the Index, with a focus on yield, quality, maturity, liquidity, and interest rate sensitivity of the particular segment. The Index includes publicly issued U.S. dollar denominated, fixed rate municipal bonds. California bonds, Guam bonds, Puerto Rico bonds, U.S. Virgin Island bonds, other U.S. territories, commonwealths and possessions, pre-refunded bonds, insured bonds, floaters, callable bonds with less than one year to call, tobacco bonds, and derivatives are all excluded from the Index.
Each of the five muni segment’s component bonds, other than the muni high yield segment, is derived from a sub-set index or indices of the Bloomberg Barclays Municipal Bond Index (the Parent Index), which serves as each segment’s starting universe of securities eligible for inclusion in the Index. The Parent Index is a broad-based, market value-weighted index designed to measure the performance of the U.S. municipal bond market. The Index is designed to achieve higher yields and stronger risk-adjusted returns relative to that of the Parent Index. The Index is market-value weighted.
The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions.
The Index is reconstituted and rebalanced monthly typically on the last business day of each month. The Fund will typically experience portfolio turnover in connection with Index reconstitution and rebalancing.
Columbia Management utilizes a “representative sampling” strategy whereby the Fund invests in only some of the component securities of the Index that, collectively, are believed by the Investment Manager to generally reflect the same risk and return characteristics of the Index. As such, the Fund may not track the Index with the same degree of accuracy as would a fund replicating (or investing in) the entire Index. Through its representative sampling investment technique, the Fund expects to typically hold 575-700 holdings, which is a subset of the total number of holdings in the Index, which, as of January 31, 2026, had 6,460 holdings. There may be instances in which the Fund may overweight (or underweight) an Index holding, purchase (or sell) instruments not in the Index as a substitute for one or more securities in the Index or utilize various combinations of other available investment techniques in seeking to track the performance of the Index. The Fund may hold less than or more than the typical number of holdings in the range stated above, with the Fund portfolio management team applying investment experience and insight with the goal of seeking investment results that closely correspond to the performance of the Index.
The Fund may sell securities or other holdings that are represented in the Index or purchase securities or make other investments that are not yet represented in the Index in anticipation of their removal from or addition to the Index.
The Investment Manager does not invest the Fund’s assets based on its view of the investment merits of a particular security or company, neither does it conduct fundamental investment research or analysis, nor seek to forecast or otherwise consider market movements, conditions or trends in managing the Fund’s assets. The Fund pursues its investment objective of correlating performance with the Index regardless of market conditions and does not take defensive positions.
To the extent the Index is concentrated in a particular segment, sector or industry, the Fund will be concentrated in that segment, sector or industry.